GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2021	2020

Salaries and related expenses	$522	$167
Stock-based compensation	893	1,034
Rent and maintenance	330	-
Communication and investor relations	109	44
Bad debts	2,534	-
Professional fees	4,810	1,412
Insurance and other expenses	166	72
	$9,364	$2,729